Stockholders' Equity (Details 2) - Restricted common stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of Shares, Outstanding and expected to vest, Beginning balance	8,750	20,375
Number of Shares, Issued	(3,750)	(4,625)
Number of Shares, Forfeited	(5,000)	(7,000)
Number of Shares, Outstanding and expected to vest, Ending balance		8,750
Weighted Average Fair Value Per Share, Outstanding and expected to vest, Beginning balance	$ 15.25	$ 14.10
Weighted Average Fair Value Per Share, Issued	15.25	14.91
Weighted Average Fair Value Per Share, Forfeited	15.25	13.45
Weighted Average Fair Value Per Share, Outstanding and expected to vest, Ending balance		$ 15.25